MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2024
MATERIAL ACCOUNTING POLICIES
Schedule of classification of the Company's financial instruments
Financial assets
Cash and cash equivalents	Amortized cost
Accounts receivable	Amortized cost
Other deposit	Amortized cost
Financial liabilities
Accounts payable and accrued liabilities	Amortized cost
Convertible debentures	Amortized cost
Mortgage payable	Amortized cost
Contract liability	Amortized cost
Promissory notes payable	Amortized cost

Schedule of estimated usefule lives of property and equipment
	Method:	Rate:
Equipment	Straight-line	5 years
Furniture and fixtures	Straight-line	5 years
Leasehold improvements	Straight-line	Over the lease term
Computer equipment	Straight-line	2 years
Building	Straight-line	25 years

Schedule of estimated usefule lives of intangible assets
Asset type	Amortization method	Amortization term
Licenses	Straight-line	3 - 5 years
Starbuds trade name	N/A	Indefinite